CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (loss) [Member]	Non-controlling interest [Member]	Total
Balance at beginning at Jun. 30, 2018	$ 500	$ 9,900	$ 237,246	$ 142,819	$ 7,950		$ 398,415
Balance at beginning (in shares) at Jun. 30, 2018	5,000,000	99,003,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of 15,000,000 shares of common stock in exchange for 95.14% ownership rights of a variable interest entity		$ 1,500	8,650,396			441,961	9,093,857
Issuance of 15,000,000 shares of common stock in exchange for 95.14% ownership rights of a variable interest entity (in shares)		15,000,000
Issuance of common stock for advisory services		$ 7	131,243				131,250
Issuance of common stock for advisory services (in shares)		75,000
Return of capital			(58,155)				(58,155)
Net income (loss)				397,047			397,047
Foreign currency translation adjustment					(53,790)		(53,790)
Balance at end at Jun. 30, 2019	$ 500	$ 11,400	8,829,487	539,866	(45,840)	441,961	9,777,374
Balance at end (in shares) at Jun. 30, 2019	5,000,000	114,003,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock warrants issued with convertible notes			20,022				20,022
Net income (loss)				711,276			711,276
Foreign currency translation adjustment					(416,785)		(416,785)
Balance at end at Sep. 30, 2019	$ 500	$ 11,400	8,849,509	1,251,142	(462,625)	441,961	10,091,887
Balance at end (in shares) at Sep. 30, 2019	5,000,000	114,003,000
Balance at beginning at Jun. 30, 2019	$ 500	$ 11,400	8,829,487	539,866	(45,840)	441,961	9,777,374
Balance at beginning (in shares) at Jun. 30, 2019	5,000,000	114,003,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							846,934
Foreign currency translation adjustment							(161,082)
Balance at end at Dec. 31, 2019	$ 500	$ 11,400	8,934,122	1,386,800	(206,922)	441,961	10,567,861
Balance at end (in shares) at Dec. 31, 2019	5,000,000	114,003,000
Balance at beginning at Jun. 30, 2019	$ 500	$ 11,400	8,829,487	539,866	(45,840)	441,961	9,777,374
Balance at beginning (in shares) at Jun. 30, 2019	5,000,000	114,003,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for conversion of convertible notes		$ 10	135,335				$ 135,345
Issuance of common stock for conversion of convertible notes (in shares)		96,265					96,265
Issuance of common stock for exercise of warrants (in shares)							15,000,000
Issuance of common stock as commitment shares for promissory note		$ 7	131,243				$ 131,250
Issuance of common stock as commitment shares for promissory note (in shares)		75,000
Stock warrants issued with convertible notes			147,492				147,492
Net income (loss)				(277,668)			(277,668)
Foreign currency translation adjustment					(311,171)		(311,171)
Balance at end at Jun. 30, 2020	$ 500	$ 11,417	9,243,557	262,198	(357,011)	441,961	9,602,622
Balance at end (in shares) at Jun. 30, 2020	5,000,000	114,174,265
Balance at beginning at Sep. 30, 2019	$ 500	$ 11,400	8,849,509	1,251,142	(462,625)	441,961	10,091,887
Balance at beginning (in shares) at Sep. 30, 2019	5,000,000	114,003,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock warrants issued with convertible notes			84,613				84,613
Net income (loss)				135,658			135,658
Foreign currency translation adjustment					255,703		255,703
Balance at end at Dec. 31, 2019	$ 500	$ 11,400	8,934,122	1,386,800	(206,922)	441,961	10,567,861
Balance at end (in shares) at Dec. 31, 2019	5,000,000	114,003,000
Balance at beginning at Jun. 30, 2020	$ 500	$ 11,417	9,243,557	262,198	(357,011)	441,961	9,602,622
Balance at beginning (in shares) at Jun. 30, 2020	5,000,000	114,174,265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for conversion of convertible notes		$ 233	390,768				391,001
Issuance of common stock for conversion of convertible notes (in shares)		2,326,652
Net income (loss)				(532,306)			(532,306)
Foreign currency translation adjustment					430,281		430,281
Balance at end at Sep. 30, 2020	$ 500	$ 11,650	9,634,325	(270,108)	73,270	441,961	9,891,598
Balance at end (in shares) at Sep. 30, 2020	5,000,000	116,500,917
Balance at beginning at Jun. 30, 2020	$ 500	$ 11,417	9,243,557	262,198	(357,011)	441,961	9,602,622
Balance at beginning (in shares) at Jun. 30, 2020	5,000,000	114,174,265
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)							(888,424)
Foreign currency translation adjustment							895,151
Balance at end at Dec. 31, 2020	$ 500	$ 15,558	10,595,485	(626,226)	538,140	441,961	10,965,418
Balance at end (in shares) at Dec. 31, 2020	5,000,000	155,582,058
Balance at beginning at Sep. 30, 2020	$ 500	$ 11,650	9,634,325	(270,108)	73,270	441,961	9,891,598
Balance at beginning (in shares) at Sep. 30, 2020	5,000,000	116,500,917
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock for conversion of convertible notes		$ 714	455,429				456,143
Issuance of common stock for conversion of convertible notes (in shares)		7,143,978
Issuance of common stock for exercise of warrants		$ 150	66,878				67,028
Issuance of common stock for exercise of warrants (in shares)		1,500,000
Issuance of common stock as commitment shares for promissory note		$ 157	67,903				68,060
Issuance of common stock as commitment shares for promissory note (in shares)		1,567,164
Issuance of common stock for private placement		$ 2,887	430,113				433,000
Issuance of common stock for private placement (in shares)		28,869,999
Settlement of warrants in relation to extinguishment of debt			(59,163)				(59,163)
Net income (loss)				(356,118)			(356,118)
Foreign currency translation adjustment					464,870		464,870
Balance at end at Dec. 31, 2020	$ 500	$ 15,558	$ 10,595,485	$ (626,226)	$ 538,140	$ 441,961	$ 10,965,418
Balance at end (in shares) at Dec. 31, 2020	5,000,000	155,582,058